Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Expense by nature [line Items]
Cost of good sold	$ 0	$ (11,375)	$ 0	$ (18,706)
Royalty expenses	(329)	(380)	(714)	(1,194)
Cost of revenue	(329)	(11,754)	(714)	(19,899)
Total research and development expenses	(29,048)	(31,147)	(58,527)	(62,338)
Total selling, general and administrative expenses	(8,415)	(9,343)	(17,695)	(18,219)
Research and Development Expenses [member]
Expense by nature [line Items]
Wages and salaries	(11,120)	(9,986)	(23,400)	(20,863)
Social charges on free shares and stock option grants	39	(84)	32	(845)
Non-cash stock based compensation expense	(1,894)	(2,819)	(3,554)	(4,530)
Personnel expenses	(12,975)	(12,888)	(26,923)	(26,237)
Purchases and external expenses	(11,626)	(15,845)	(22,578)	(30,897)
Other	(4,448)	(2,413)	(9,026)	(5,204)
Total research and development expenses	(29,048)	(31,147)	(58,527)	(62,338)
Selling, General and Administrative Expenses [member]
Expense by nature [line Items]
Wages and salaries	(3,073)	(3,206)	(6,262)	(9,183)
Social charges on free shares and stock option grants	7	(17)	(39)	(350)
Non-cash stock based compensation expense	(1,484)	(1,172)	(2,731)	509
Personnel expenses	(4,549)	(4,395)	(9,033)	(9,024)
Purchases and external expenses	(2,523)	(3,600)	(5,910)	(6,419)
Other	(1,343)	(1,348)	(2,751)	(2,776)
Total selling, general and administrative expenses	(8,415)	(9,343)	(17,695)	(18,219)
Personnel Expenses [member]
Expense by nature [line Items]
Wages and salaries	(14,192)	(13,192)	(29,663)	(30,046)
Social charges on free shares and stock option grants	46	(100)	(8)	(1,195)
Non-cash stock based compensation expense	(3,378)	(3,990)	(6,285)	(4,020)
Personnel expenses	$ (17,524)	$ (17,283)	$ (35,956)	$ (35,261)